Financial Instruments - Summary of Credit Ratings (Detail)	12 Months Ended
Dec. 31, 2025
Moodys [Member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	Baa1
Commercial paper	P-2
Trend/Outlook	Positive
S&P Global Ratings [Member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	A-
Commercial paper	A-2
Trend/Outlook	Stable
Fitch [Member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	A-
Commercial paper	F1
Trend/Outlook	Stable